Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Stock Option Activity

A summary of the Company’s stock option activity and related information follows:

	Shares	Weighted-average Exercise Price	Weighted-average remaining contractual life (years)	Aggregate intrinsic value (in thousands)
Outstanding at December 31, 2012	2,202,443	$2.19	6.6	$3,090

Granted	51,902	3.90
Exercised	(32,709)	1.47
Expired or forfeited	(110,060)	3.48

Outstanding at December 31, 2013	2,111,576	$2.17	5.6	$8,766

Exercisable at December 31, 2013	1,693,731	$1.82	4.9	$7,623

Vested and expected to vest at December 31, 2013	2,068,441	$2.14	5.5	$8,648

Weighted-Average Assumptions used to Determine Fair Value of Stock Options

In determining the fair value of stock options granted, the following weighted-average assumptions were used in the Black-Scholes option pricing model for awards granted in the periods indicated:

	Years Ended December 31,
	2012	2013
	(in thousands, except per share data)
Volatility	70.8%	69.3%
Expected term (years)	6.1	5.9
Risk-free interest rate	0.9%	1.1%
Dividend rate	0.0%	0.0%

Summary of Stock Option Value

The following table summarizes the Company’s stock option values:

	Years Ended December 31,
	2012	2013
	(in thousands, except per share data)

Weighted-average fair value of option share granted during the period	$2.18	$2.39
Total intrinsic value of stock options exercised	120	90
Total fair value of stock options vested	345	702

Stock Based Compensation Expense

The following table presents stock-based compensation expense included in the Company’s consolidated statements of operations:

	Years Ended December 31,
	2012	2013
	(in thousands)

Research and development	$254	$286
General and administrative	235	289

	$489	$575